Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000194069 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Investor Shares
Trading Symbol	VGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  Vanguard Global Wellesley Income Fund slightly outperformed its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  All sectors in the Fund’s stock portfolio posted robust gains. Stock selection in health care, consumer discretionary, and consumer staples contributed most to performance relative to the benchmark, while financials detracted. By region, stock selection in Europe boosted relative returns, but that was partly offset by U.S. stocks lagging those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	13.25%	4.51%	4.23%
Global Wellesley Income Composite Index	13.00%	4.24%	4.20%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 551,000,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 727,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$551
Number of Portfolio Holdings	544
Portfolio Turnover Rate	106%
Total Investment Advisory Fees (in thousands)	$727

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	7.1%
Europe	29.1%
North America	57.5%
Oceania	1.8%
South America	0.2%
Other Assets and Liabilities—Net	4.2%

C000194068 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  Vanguard Global Wellesley Income Fund slightly outperformed its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  All sectors in the Fund’s stock portfolio posted robust gains. Stock selection in health care, consumer discretionary, and consumer staples contributed most to performance relative to the benchmark, while financials detracted. By region, stock selection in Europe boosted relative returns, but that was partly offset by U.S. stocks lagging those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	13.43%	4.64%	4.35%
Global Wellesley Income Composite Index	13.00%	4.24%	4.20%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 551,000,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 727,000
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$551
Number of Portfolio Holdings	544
Portfolio Turnover Rate	106%
Total Investment Advisory Fees (in thousands)	$727

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	7.1%
Europe	29.1%
North America	57.5%
Oceania	1.8%
South America	0.2%
Other Assets and Liabilities—Net	4.2%

C000204567 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Stock ETF
Class Name	ETF Shares
Trading Symbol	ESGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG U.S. Stock ETF performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, 10 of the 11 industry sectors posted double-digit returns. Financials and technology were the standout performers, returning a little less than 40%. Utilities, real estate, and health care were also high up on the leaderboard. Energy, which represented a very small slice of the index, finished in negative territory.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	27.05%	15.70%	13.67%
ETF Shares Market Price	27.04%	15.69%	13.67%
FTSE US All Cap Choice Index	27.11%	15.79%	13.77%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.76%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date	Aug. 31, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,321,000,000
Holdings Count | Holding	1,429
Advisory Fees Paid, Amount	$ 163,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$9,321
Number of Portfolio Holdings	1,429
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$163

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.4%
Energy	0.1%
Financials	10.7%
Health Care	13.0%
Industrials	10.1%
Real Estate	3.2%
Technology	38.6%
Telecommunications	2.3%
Utilities	0.6%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement; and to add screens to the methodology for the Fund's target index.
Material Fund Change Risks Change [Text Block]	The Fund added nondiversification risk and sector risk as principal risks.
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051981 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	EDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.64%	-8.73%	-0.15%
ETF Shares Market Price	2.42%	-8.77%	-0.18%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,994,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 77,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%

C000051979 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	2.05%	-8.84%	-0.21%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,994,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 77,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%

C000051980 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Extended Duration Treasury Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  In general, Treasuries lagged the broader bond market for the 12 months. The highest total returns tended to be in midrange maturities (10 to 15 years), not the longer maturities characteristic of the Fund’s benchmark.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	2.06%	-8.83%	-0.19%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	2.61%	-8.66%	-0.14%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,994,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 77,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,994
Number of Portfolio Holdings	83
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$77

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
15 - 20 Years	0.2%
20 - 25 Years	52.4%
25 - 30 Years	47.4%
Other Assets and Liabilities—Net	0.0%

C000204566 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG International Stock ETF
Class Name	ETF Shares
Trading Symbol	VSGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG International Stock ETF performed roughly in line with its expense-free benchmark.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%.
  For the Fund’s benchmark index, seven of the 11 industry sectors recorded double-digit gains. Technology and financials were the standout performers. Energy, which represented a very small slice of the index, finished in negative territory.
  While all regions turned in strong results, Europe led the way, owing in part to performances from Denmark, Sweden, the Netherlands, and the United Kingdom. Elsewhere, India, Taiwan, and Australia were high up on the leaderboard.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	18.37%	7.38%	5.74%
ETF Shares Market Price	18.53%	7.32%	5.76%
FTSE Global All Cap ex US Choice Index	18.48%	7.52%	5.88%
FTSE Global All Cap ex US Index	17.84%	7.87%	6.06%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date	Aug. 31, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,034,000,000
Holdings Count | Holding	6,371
Advisory Fees Paid, Amount	$ 226,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,034
Number of Portfolio Holdings	6,371
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$226

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	1.2%
Asia	46.3%
Europe	38.4%
North America	7.1%
Oceania	5.3%
South America	1.2%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add exclusionary screens to the methodology for the Fund's target index.
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add exclusionary screens to the methodology for the Fund's target index.
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000194071 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VGWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  Vanguard Global Wellington Fund lagged its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  The Fund’s stock selection in financials and consumer discretionary contributed most to performance relative to the stock portion of the benchmark, but not enough to compensate for underperformance in information technology and industrials. By region, the Fund’s Japanese stocks boosted relative returns, but they were offset by its U.S. stocks, which lagged those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	16.07%	8.23%	7.58%
Global Wellington Composite Index	18.87%	8.93%	7.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,574,000,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,125,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$2,574
Number of Portfolio Holdings	638
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$4,125

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	11.6%
Europe	28.4%
North America	55.4%
Oceania	0.6%
South America	0.0%
Other Assets and Liabilities—Net	3.9%

C000194070 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  Vanguard Global Wellington Fund lagged its benchmark composite index for the 12 months ended August 31, 2024.
  Global economic growth appeared relatively stable, in the low 3% range, during the period, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The FTSE Global All Cap Index of stocks returned 23.01%. The Bloomberg Global Aggregate ex-USD Index of bonds returned 6.44%.
  The Fund’s stock selection in financials and consumer discretionary contributed most to performance relative to the stock portion of the benchmark, but not enough to compensate for underperformance in information technology and industrials. By region, the Fund’s Japanese stocks boosted relative returns, but they were offset by its U.S. stocks, which lagged those in the benchmark.
  In the Fund’s fixed income portion, security selection was the largest contributor to performance, particularly within the consumer cyclical, transportation, and electric utility sectors. Yield-curve positioning also contributed to excess returns.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2024
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	16.20%	8.36%	7.71%
Global Wellington Composite Index	18.87%	8.93%	7.92%
Bloomberg Global Aggregate Bond Index	6.90%	-1.37%	0.06%
FTSE Developed Net Tax Index	24.59%	13.37%	10.90%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,574,000,000
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 4,125,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$2,574
Number of Portfolio Holdings	638
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$4,125

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Africa	0.1%
Asia	11.6%
Europe	28.4%
North America	55.4%
Oceania	0.6%
South America	0.0%
Other Assets and Liabilities—Net	3.9%

C000221977 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VCEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard ESG U.S. Corporate Bond ETF performed roughly in line with its expense-free benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  With yield spreads narrowing for corporate bonds, they outperformed both Treasuries and mortgage-backed securities.
  In the Fund’s benchmark index, bonds issued by financial institutions returned more than those issued by industrial companies.
  By maturity, bonds maturing in 5 to 20 years posted the strongest gains, which were in the double digits. By credit quality, corporate bonds on the bottom rung of the investment-grade ladder performed better than higher-rated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (9/22/2020)
ETF Shares Net Asset Value	9.05%	-1.21%
ETF Shares Market Price	9.04%	-1.18%
Bloomberg MSCI US Corporate SRI Select Index	9.14%	-1.13%
Bloomberg U.S. Aggregate Bond Index*	7.30%	-1.67%
Bloomberg U.S. Corporate Bond Index	9.29%	-1.08%
*
The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg U.S. Aggregate Bond Index is considered broadly representative of the overall securities market applicable to the Fund.

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 652,000,000
Holdings Count | Holding	2,778
Advisory Fees Paid, Amount	$ 10,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$652
Number of Portfolio Holdings	2,778
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$10

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	12.3%
Consumer Discretionary	7.6%
Consumer Staples	3.8%
Financials	42.7%
Health Care	15.5%
Industrials	1.9%
Materials	1.3%
Real Estate	1.9%
Technology	11.2%
Utilities	0.2%
U.S. Government and Agency Obligations	0.1%
Other Assets and Liabilities—Net	1.5%